STATEMENTS OF INCOME (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
REVENUES
Royalties under amended lease agreements	$ 21,497,563	$ 30,767,335	$ 33,467,153
Royalties under Peters Lease fee	545,028	794,146	687,029
Interest	2,562	1,464	4,144
Total revenues	22,045,153	31,562,945	34,158,326
EXPENSES
Compensation of Trustees	213,373	248,624	243,048
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	306,564	214,629	272,931
Accounting	106,699	116,563	127,320
Mining consultant and field representatives	53,680	25,368	24,953
Insurance	121,724	120,843	113,955
Annual stock exchange fee	42,115	38,444	38,000
Transfer agent's and registrar's fees	8,081	8,381	6,597
Other Trust expenses	74,128	72,856	31,690
Total expenses	988,864	908,208	920,994
NET INCOME	$ 21,056,289	$ 30,654,737	$ 33,237,332
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT (in dollars per unit)	$ 1.605	$ 2.336	$ 2.533